Share capital (Tables)	6 Months Ended
Dec. 31, 2024
Share capital
Schedule of share capital

	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2024	2024	2024	2024	2024	2024
	Number of	Number of	Number of	Number of
	shares	shares	shares	shares	US$	US$
			Series A	Series A
	Ordinary	Ordinary	preference	preference
	shares	shares	shares	shares
At the beginning of financial year	40,000	40,000	—	2,100	3,000,000	13,500,000
Issuance of preference shares	—	—	2,100	—	10,500,000	—
Issuance of bonus shares	—	120,000	—	6,300	—	—
At end of financial year	40,000	160,000	2,100	8,400	13,500,000	13,500,000